Transactions with related companies and joint venture - Key executives' compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts payable:
Bonus to officers	$ 9,868	$ 8,394
Directors remuneration	4,433	4,133
Salaries	1,223	993
Total	15,524	13,520
Payments:
Salaries	15,117	12,093
Directors' remuneration	4,133	1,939
Total	19,250	14,032
Expenses:
Salaries	15,170	12,138
Directors' remuneration	4,433	4,332
Total	$ 19,603	$ 16,470